Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 100.0	SFr 64.3
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	24.4	17.8
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 3.5	SFr 2.1